SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 447,304	$ 983,110	$ 845,402	$ 2,084,616	$ 3,297,916	$ 7,309,996
Cost of revenue	(454,068)	(212,486)	(984,722)	(1,043,831)	(2,335,775)	(5,798,031)
Net loss	4,978,080	(1,363,349)	1,702,292	(2,836,060)	(10,401,590)	(21,749,920)
Depreciation and amortization				(2,454)	(2,455)	(1,240,125)
Gain on extinguishment of debt	475,485		0		632,220	9,531,368
Derivative (gain) expense	1,920,159	550,298	132,723	647,883	(5,436,087)	(650,071)
Interest expense	(1,033,724)	(542,345)	(1,395,493)	(927,677)	(1,759,399)	(4,755,386)
TOTAL ASSETS	88,878	719,812	88,878	719,812	104,629	1,031,240
Deemed dividend related to modification of Series A Preferred Stock						(39,866,742)
Interest expense	1,033,724	542,345	1,395,493	927,677	1,759,399	4,755,386
Gain (loss) on debt extinguishment	475,485	0	843,401	332,530	632,220	(2,248,092)
Total assets	(88,878)	(719,812)	(88,878)	(719,812)	(104,629)	(1,031,240)
Blue Collar
Revenue	226,589	54,388	321,316	164,529	285,092	1,522,490
Cost of revenue	(107,714)	(29,671)	(126,943)	(78,639)	(141,892)	(895,890)
Net loss	(42,120)	(123,430)	(127,791)	(261,722)	(475,818)	(1,282,145)
Depreciation and amortization				0	0	(6,820)
Gain on extinguishment of debt	0		0	0
Derivative (gain) expense	0	0	0	0	0	0
Interest expense	(2,776)	(2,862)	(5,513)	(7,328)	(12,653)	(98,179)
TOTAL ASSETS	59,155	1,948,501	59,155	1,948,501	29,947	643,029
Deemed dividend related to modification of Series A Preferred Stock						0
Impairment/loss gain on debt extinguishment					0	1,042,636
Impairment/gain on debt extinguishment					0	(1,042,636)
Interest expense	2,776	2,862	5,513	7,328	12,653	98,179
Total assets	(59,155)	(1,948,501)	(59,155)	(1,948,501)	(29,947)	(643,029)
Corporate and other
Revenue	2,336	910	3,331	3,474	5,440	268,741
Cost of revenue	(374)	(10,917)	959	(23,517)	(44,089)	(281,871)
Net loss	4,845,950	(1,653,112)	1,949,905	(3,281,347)	(10,142,740)	(14,592,951)
Depreciation and amortization				(2,454)	(2,455)	(657,933)
Derivative (gain) expense					(5,436,087)	(650,071)
Interest expense	(476,679)	(539,483)	(835,711)	(877,994)	(1,699,392)	(4,086,708)
TOTAL ASSETS	16,872	1,279,649	16,872	1,279,649	0	316,325
Deemed dividend related to modification of Series A Preferred Stock						(39,866,742)
Impairment/loss gain on debt extinguishment					632,220	4,205,469
Impairment/gain on debt extinguishment					(632,220)	(4,205,469)
Interest expense	476,679	539,483	835,711	877,994	1,699,392	4,086,708
Derivative gain (expense)	(1,920,159)	(550,298)	(132,723)	(647,883)
Gain (loss) on debt extinguishment	475,485		843,401	332,530
Total assets	(16,872)	(1,279,649)	(16,872)	(1,279,649)	0	(316,325)
TPT Med Tech and Quick Labs
Revenue	0	0	0	0
Cost of revenue	0	0	0	0
Net loss	0	9,727	0	(1,605)
Depreciation and amortization				0
Gain on extinguishment of debt	0		0	0
Derivative (gain) expense	0	0	0	0
Interest expense	0	0	0	0
TOTAL ASSETS	0	9,977	0	9,977
Interest expense	0	0	0	0
Total assets	0	(9,977)	0	(9,977)
TPT SpeedConnect
Revenue	218,378	927,812	520,755	1,916,613	3,007,384	5,429,010
Cost of revenue	(345,979)	(171,898)	(856,819)	(941,675)	(2,149,794)	(4,620,270)
Net loss	174,250	403,466	(119,822)	708,617	218,603	(5,614,104)
Depreciation and amortization				0	0	(530,579)
Derivative (gain) expense	0	0	0	0	0	0
Interest expense	(554,269)	0	(554,269)	(42,355)	(47,355)	(570,499)
TOTAL ASSETS	12,851	40,983	12,851	40,983	70,875	68,086
Deemed dividend related to modification of Series A Preferred Stock						0
Impairment/loss gain on debt extinguishment					0	4,283,263
Impairment/gain on debt extinguishment					0	(4,283,263)
Interest expense	554,269	0	554,269	42,355	47,355	570,499
Total assets	$ (12,851)	$ (40,983)	$ (12,851)	$ (40,983)	(70,875)	(68,086)
TPT MedTech and QuickLABS
Revenue					0	89,755
Cost of revenue					0	0
Net loss					(1,635)	(260,720)
Depreciation and amortization					0	(44,793)
Derivative (gain) expense					0	0
Interest expense					0	0
TOTAL ASSETS					3,807	3,800
Deemed dividend related to modification of Series A Preferred Stock						0
Impairment/loss gain on debt extinguishment					0	0
Impairment/gain on debt extinguishment					0	0
Interest expense					0	0
Total assets					$ (3,807)	$ (3,800)